                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]: Amendment Number:
                                               -------------
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD  20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Richard Pender
Title:   Managing Director - Global Equities
Phone:   (301) 215-8697

Signature, Place, and Date of Signing:


         /s/ Richard Pender         Chevy Chase, Maryland          11/4/10
--------------------------------   -----------------------   -----------------
           [Signature]                  [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             None

Form 13F Information Table Entry Total:          39

Form 13F Information Table Value Total:     652,053
                                          -----------
                                          (thousands)

List of Other Included Managers:

     None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES                    COMMON           002824100    4,963    95,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ADOBE SYSTEMS INC                      COMMON           00724F101    4,576   175,000  SH  N/A    SOLE       N/A     X    N/A   N/A
AMAZON.COM INC                         COMMON           023135106      785     5,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ANHEUSER-BUSCH INBEV NV                SPONSORED ADR    03524A108    4,700    80,000  SH  N/A    SOLE       N/A     X    N/A   N/A
BANK OF AMERICA CORP                   COMMON           060505104    3,931   300,000  SH  N/A    SOLE       N/A     X    N/A   N/A
BANK OF NEW YORK MELLON CORP           COMMON           064058100    1,307    50,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CATERPILLAR INC                        COMMON           149123101    7,868   100,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CISCO SYSTEMS INC                      COMMON           17275R102    7,665   350,000  SH  N/A    SOLE       N/A     X    N/A   N/A
COCA-COLA CO                           COMMON           191216100    5,852   100,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CTRIP.COM INTERNATIONAL, LTD.          AMERICAN DEP SHS 22943F100    5,969   125,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CVS CAREMARK CORP                      COMMON           126650100    5,979   190,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DEERE & COMPANY                        COMMON           244199105    6,978   100,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DEVON ENERGY CORPORATION               COMMON           25179M103    4,856    75,000  SH  N/A    SOLE       N/A     X    N/A   N/A
FEDEX CORPORATION                      COMMON           31428X106    4,275    50,000  SH  N/A    SOLE       N/A     X    N/A   N/A
FOREST OIL CORPORATION                 COM PAR $0.01    346091705    2,228    75,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES TRUST                          MSCI EAFE IDX    464287465      275     5,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES MSCI EMERGING MARKETS INDEX FD MSCI EMERG MKT   464287234   76,109 1,700,000  SH  N/A    SOLE       N/A     X    N/A   N/A
JOHNSON & JOHNSON                      COMMON           478160104    6,816   110,000  SH  N/A    SOLE       N/A     X    N/A   N/A
JP MORGAN CHASE & CO                   COMMON           46625H100    4,758   125,000  SH  N/A    SOLE       N/A     X    N/A   N/A
LAM RESEARCH CORPORATION               COMMON           512807108    1,883    45,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MARKET VECTORS ETF TRUST               RUSSIA ETF       57060U506   19,193   590,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MCDONALD'S CORPORATION                 COMMON           580135101    5,588    75,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MICROSOFT CORP                         COMMON           594918104    5,510   225,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MONSANTO CO NEW                        COMMON           61166W101    6,471   135,000  SH  N/A    SOLE       N/A     X    N/A   N/A
NIKE INC                               CL B             654106103    6,011    75,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ORACLE CORPORATION                     COMMON           68389X105    6,981   260,000  SH  N/A    SOLE       N/A     X    N/A   N/A
PIONEER NATURAL RESOURCES CO           COMMON           723787107    6,503   100,000  SH  N/A    SOLE       N/A     X    N/A   N/A
QUALCOMM INC                           COMMON           747525103    4,288    95,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ROCKWELL AUTOMATION INC                COMMON           773903109    5,864    95,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SCHLUMBERGER LTD                       COMMON           806857108    6,161   100,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SHERWIN-WILLIAMS COMPANY               COMMON           824348106    6,387    85,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SPDR S&P 500 ETF TRUST                 TR UNIT          78462F103  373,205 3,270,000  SH  N/A    SOLE       N/A     X    N/A   N/A
TAIWAN SEMICONDUCTOR MANUFACTURING LTD SPONSORED ADR    874039100    5,577   550,000  SH  N/A    SOLE       N/A     X    N/A   N/A
TIME WARNER INC                        COMMON NEW       887317303    6,130   200,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC             COMMON           015384100    4,721 1,489,147  SH  N/A    SOLE       N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS INC            COMMON           528872104      993   620,816  SH  N/A    SOLE       N/A     X    N/A   N/A
PATRIOT COAL CORP                      COMMON           70336T104   18,207 1,595,715  SH  N/A    SOLE       N/A     X    N/A   N/A
DYNAVAX TECHNOLOGIES CORP              COMMON           268158102    2,421 1,323,183  SH  N/A    SOLE       N/A     X    N/A   N/A
XENOPORT INC                           COMMON           98411C100       71    10,000  SH  N/A    SOLE       N/A     X    N/A   N/A

39                                                                 652,053